INTANGIBLE ASSETS (Details) - USD ($) $ in Millions	Jun. 29, 2018	Jun. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,459	$ 1,473
Accumulated Amortization	470	369
Net	989	1,104
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,206	1,205
Accumulated Amortization	327	233
Net	879	972
Developed technologies
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	208	208
Accumulated Amortization	119	101
Net	89	107
Trade names
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	43	58
Accumulated Amortization	22	34
Net	21	24
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2	2
Accumulated Amortization	2	1
Net	$ 0	$ 1